Property and Equipment (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Gross Property and equipment	$ 6,327,875	$ 7,845,423	$ 6,894,087
Less: Accumulated depreciation		5,543,822	4,705,256
Net property and equipment	2,150,315	2,301,601	2,188,831
Less: Accumulated depreciation	(4,177,560)	(5,543,822)	(4,705,256)
Technology Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Property and equipment	476,887	756,236	756,236
Website And Software [Member]
Property, Plant and Equipment [Line Items]
Gross Property and equipment		533,417	533,417
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross Property and equipment	27,850	17,441	27,131
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Property and equipment	20,983	20,983	16,846
Computer Hardware And Software [Member]
Property, Plant and Equipment [Line Items]
Gross Property and equipment	299,867	1,236,329	1,218,464
Data Center Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Property and equipment	$ 5,502,288	$ 5,281,017	$ 4,341,993